Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Income before income taxes:
Israel	84,186	82,933	67,643
Non-Israeli	3,444	5,255	4,285

	87,630	88,188	71,928

Income tax expense:
Current:
Israel	8,054	6,973	(*) 9,930
Non-Israeli	2,198	2,043	1,603
	10,252	9,016	11,533
Deferred tax (benefit) expense:
Israel	109	(2)	714
Non-Israeli	(1,363)	(775)	(596)
	(1,254)	(777)	118

	8,998	8,239	11,651

(*) see Note 20B(b)

Schedule of reconciliation of the theoretical income tax expense
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars (in thousands)
Income before income taxes	87,630	88,188	71,928

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	20,154	20,283	16,543

Increase (decrease) in income tax expense resulting from:

Income tax on earnings of previous years- see Note 20B(b)	-	-	5,306

Non-deductible expenses (*)	651	358	285

Income tax rate differential	(12,417)	(12,702)	(10,715)

Other	610	300	232

Actual income tax expense	8,998	8,239	11,651

(*)         Including non-deductible share-based compensation and FRT transaction expenses.
(**)     The Company has elected, as from the 2021 tax year, to measure its results for tax purposes on the basis of the changes in the exchange rate of the Dollar. The Company must continue to be taxed on this basis for at least three years.

Schedule of tax effects of temporary differences and carryforwards deferred tax assets and liabilities
	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Deferred tax assets:
Deferred revenue	2,186	1,598
Accrued expenses	647	638
Net operating loss and tax credit carryforwards	-	35
Operating lease obligations	442	344
Other temporary differences	762	589

Total deferred tax assets	4,037	3,204

Deferred tax liabilities:
Property, plant and equipment	(938)	(795)
Inventories (*)	(1,430)	-
Intangible assets (*)	(4,885)	-
Right of use assets	(442)	(344)
Undistributed earnings	(1,241)	(1,061)
Total deferred tax liabilities	(8,936)	(2,200)

Net deferred tax assets (liabilities)	(4,899)	1,004
(*) Related to FRT acquisition

Schedule of deferred tax assets and liabilities
	December 31,
	2023	2022
	U.S. Dollars (in thousands)

Deferred tax asset, net	2,642	1,004
Deferred tax liabilities, net	(7,541)	-

Net deferred tax assets (liabilities)	(4,899)	1,004